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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   June 5, 2002



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Investment Securities Funds
        CIK No. 0000842790

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Securities Funds (the "Fund") that the form of Prospectuses dated June 3, 2002, relating to AIM Income Fund, AIM Intermediate Government Fund, and AIM Money Market Fund and the Statement of Additional Information dated June 3, 2002, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 18 to the Funds Registration Statement on Form N-1A. Post-Effective Amendment No. 18 which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on May 22, 2002.

   Very truly yours,

   /s/ RENEE A. FRIEDLI

   Renee A. Friedli
   Counsel

A Member of the AMVESCAP Group